Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
AmendmentDescription	On September 4, 2015, Catalyst Biosciences, Inc. (the “Company”), filed an Amendment No. 1 on Form 8-K/A amending and restating in its entirety the Catalyst Biosciences, Inc. Form 8-K originally filed with the Securities and Exchange Commission on August 20, 2015 (together, the “Prior Filings”) and reporting, among other items, that on August 20, 2015, the Company completed its business combination with Catalyst Bio, Inc., formerly known as Catalyst Biosciences, Inc. (“Old Catalyst”). This Amendment No. 2 on Form 8-K/A ( “Amendment No. 2”), amends the Prior Filings to provide (i) the historical audited and unaudited financial statements of Old Catalyst and (ii) the pro forma condensed combined financial information as required by Items 9.01(a) and 9.01(b) of Form 8-K, respectively. Such financial information was excluded from the Prior Filings in reliance on the instructions to such Items.
Document Period End Date	Jun. 30, 2015
Trading Symbol	CBIO
Entity Registrant Name	CATALYST BIOSCIENCES, INC.
Entity Central Index Key	0001124105